SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto contained in the Annual Report on Form 20-F for the year ended December 31, 2014. There were no changes in the Company’s significant accounting policies for the six-month period ended June 30, 2015, as compared to the significant accounting policies described in the Annual Report on Form 20-F for the year ended December 31, 2014.